United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2018

Date of Reporting Period: Quarter ended 08/31/2018

Item 1.	Schedule of Investments

Federated Total Return Bond Fund
Portfolio of Investments
August 31, 2018 (unaudited)
Principal Amount or Shares			Value
	[1]	AGENCY RISK TRANSFER SECURITIES—0.3%
		Structured Product—0.3%
$6,480,000		Connecticut Avenue Securities, Series 2014-C02, Class 1M2, 4.665%, (1-month USLIBOR +2.600%), 5/25/2024	$6,885,186
8,808,925		Connecticut Avenue Securities, Series 2014-C03, Class 1M2, 5.065%, (1-month USLIBOR +3.000%), 7/25/2024	9,411,412
4,212,560		Structured Agency Credit Risk Debt Note, Series 2014-DN1, Class M2, 4.265%, (1-month USLIBOR +2.200%), 2/25/2024	4,325,175
1,172,964		Structured Agency Credit Risk Debt Note, Series 2014-DN2, Class M2, 3.715%, (1-month USLIBOR +1.650%), 4/25/2024	1,187,134
1,820,000		Structured Agency Credit Risk Debt Note, Series 2014DN1, Class M3, 6.565%, (1-month USLIBOR +4.500%), 2/25/2024	2,102,807
2,730,000		Structured Agency Credit Risk Debt Note, Series 2014DN2, Class M3, 5.665%, (1-month USLIBOR +3.600%), 4/25/2024	3,033,968
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $23,759,531)	26,945,682
		CORPORATE BONDS—33.0%
		Basic Industry - Chemicals—0.2%
2,653,000		Albemarle Corp., 4.15%, 12/1/2024	2,691,559
1,000,000		Dow Chemical Co., 4.25%, 11/15/2020	1,021,920
500,000		DuPont (E.I.) de Nemours & Co., 4.625%, 1/15/2020	511,467
3,670,000		Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	3,774,791
9,955,000		RPM International, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2045	10,313,116
		TOTAL	18,312,853
		Basic Industry - Metals & Mining—0.8%
4,580,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	4,587,007
1,530,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	1,525,344
6,860,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	7,023,349
6,640,000		Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	6,869,080
4,380,000		Gold Fields Orogen Holding BVI Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 10/7/2020	4,373,430
3,430,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	3,445,871
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,612,665
7,750,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	7,903,684
2,200,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	2,178,264
2,180,000		Southern Copper Corp., Sr. Unsecd. Note, 6.75%, 4/16/2040	2,584,303
2,290,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.30%, 8/1/2032	2,143,867
3,330,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.55%, 4/15/2026	3,353,047
9,860,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	10,293,445
		TOTAL	58,893,356
		Basic Industry - Paper—0.2%
3,050,000		International Paper Co., Sr. Unsecd. Note, 3.00%, 2/15/2027	2,827,519
7,500,000		International Paper Co., Sr. Unsecd. Note, 4.40%, 8/15/2047	6,927,618
3,550,000		Weyerhaeuser Co., Sr. Unsecd. Note, 3.25%, 3/15/2023	3,470,097
5,100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 4.70%, 3/15/2021	5,260,848
		TOTAL	18,486,082
		Capital Goods - Aerospace & Defense—0.9%
9,050,000		Airbus Group SE, Sr. Unsecd. Note, Series 144A, 3.15%, 4/10/2027	8,743,662
500,000		Arconic, Inc., 5.87%, 2/23/2022	522,300
7,540,000		Arconic, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	7,769,291
7,480,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	7,427,674
5,500,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	5,520,680
4,397,000		Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	4,550,939
3,500,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	3,600,625

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Aerospace & Defense—continued
$6,490,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	$6,179,778
3,970,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.90%, 3/1/2025	3,826,096
7,300,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 1/15/2026	7,263,092
400,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.55%, 10/15/2022	387,907
7,405,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.25%, 1/15/2028	7,031,147
1,820,000	[1]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 4.049%, (3-month USLIBOR +1.735%), 2/15/2042	1,633,450
1,800,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	1,782,221
3,000,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	3,054,689
		TOTAL	69,293,551
		Capital Goods - Building Materials—0.1%
3,000,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.20%, 10/1/2024	2,835,600
5,270,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.55%, 10/1/2027	4,866,593
1,670,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	1,762,472
		TOTAL	9,464,665
		Capital Goods - Construction Machinery—0.1%
4,200,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.85%, 11/15/2027	4,041,433
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	79,949
500,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 3/15/2022	494,049
		TOTAL	4,615,431
		Capital Goods - Diversified Manufacturing—0.8%
2,020,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	2,078,368
9,700,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 3/29/2023	9,289,684
144,000		General Electric Capital Corp., Note, Series MTNA, 6.75%, 3/15/2032	178,593
350,000		General Electric Capital Corp., Series NOT2, 5.50%, 3/15/2023	379,783
221,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.10%, 1/9/2023	218,083
917,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	1,159,417
2,520,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	2,624,330
1,745,000	[1]	General Electric Capital Corp., Sr. Unsecd. Note, Series NOTZ, 3.139%, (3-month USLIBOR +0.800%), 4/15/2020	1,756,045
544,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	570,552
2,000,000		Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	2,053,608
3,190,000		Lennox International, Inc., Sr. Unsecd. Note, 3.00%, 11/15/2023	3,042,864
7,800,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 3.25%, 3/1/2027	7,590,868
4,550,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 4.10%, 3/1/2047	4,553,271
1,900,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.85%, 12/15/2025	1,887,216
14,000,000		Siemens Financieringsmat, Sr. Unsecd. Note, Series 144A, 3.40%, 3/16/2027	13,743,747
1,400,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,494,419
1,000,000		United Technologies Corp., Sr. Unsecd. Note, 4.50%, 4/15/2020	1,023,220
3,900,000		Valmont Industries, Inc., 5.25%, 10/1/2054	3,494,897
6,365,000		Wabtec Corp., Sr. Unsecd. Note, 3.45%, 11/15/2026	5,927,711
		TOTAL	63,066,676
		Capital Goods - Packaging—0.2%
5,350,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	5,551,648
19,000		WestRock Co., 7.65%, 3/15/2020	19,014
5,830,000		WestRock Co., Sr. Unsecd. Note, Series 144A, 4.00%, 3/15/2028	5,795,065
		TOTAL	11,365,727
		Communications - Cable & Satellite—0.8%
16,134,000		CCO Safari II LLC, 4.908%, 7/23/2025	16,474,528
4,300,000		Comcast Corp., 3.375%, 2/15/2025	4,194,338
10,200,000		Comcast Corp., Sr. Unsecd. Note, 3.15%, 2/15/2028	9,571,213

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$6,610,000	Cox Communications, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 9/15/2026	$6,209,114
3,000,000	NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	3,482,663
2,325,000	NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	2,788,028
3,080,000	NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	3,015,705
7,000,000	Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	6,746,296
7,000,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 4.00%, 9/1/2021	7,058,861
	TOTAL	59,540,746
	Communications - Media & Entertainment—0.9%
7,088,000	21st Century Fox America, Inc., 6.75%, 1/9/2038	8,947,340
600,000	21st Century Fox America, Inc., Sr. Note, 6.90%, 8/15/2039	792,299
15,000,000	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	15,020,900
5,200,000	CBS Corp., 4.90%, 8/15/2044	5,045,928
4,170,000	CBS Corp., Sr. Unsecd. Note, 3.375%, 2/15/2028	3,831,674
4,810,000	CBS Corp., Sr. Unsecd. Note, Series 144A, 3.70%, 6/1/2028	4,512,840
5,210,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.90%, 3/11/2026	5,368,466
11,850,000	Grupo Televisa S.A., 6.625%, 3/18/2025	13,451,241
2,100,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	1,950,482
9,060,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.75%, 2/15/2023	8,936,413
1,520,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	1,526,106
1,700,000	Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	1,733,751
	TOTAL	71,117,440
	Communications - Telecom Wireless—0.6%
2,970,000	American Tower Corp., Sr. Unsecd. Note, 4.40%, 2/15/2026	2,995,322
3,500,000	American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	3,678,478
5,550,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	5,589,572
4,940,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.80%, 2/15/2028	4,725,595
8,400,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.45%, 2/15/2026	8,482,571
2,370,000	Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	2,421,110
5,500,000	TELUS Corp., Sr. Unsecd. Note, 2.80%, 2/16/2027	5,051,634
4,005,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	4,002,122
5,630,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.25%, 5/30/2048	5,683,973
	TOTAL	42,630,377
	Communications - Telecom Wirelines—1.0%
3,000,000	AT&T, Inc., Sr. Unsecd. Note, 3.40%, 5/15/2025	2,854,509
1,150,000	AT&T, Inc., Sr. Unsecd. Note, 4.25%, 3/1/2027	1,136,555
9,300,000	AT&T, Inc., Sr. Unsecd. Note, 4.80%, 6/15/2044	8,499,186
2,100,000	AT&T, Inc., Sr. Unsecd. Note, 5.45%, 3/1/2047	2,085,851
5,800,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	6,352,506
6,100,000	AT&T, Inc., Sr. Unsecd. Note, Series 144A, 5.30%, 8/15/2058	5,805,930
12,000,000	Deutsche Telekom International Finance BV, Sr. Unsecd. Note, Series 144A, 3.60%, 1/19/2027	11,529,203
2,000,000	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	2,056,848
5,240,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	5,488,976
5,000,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 4.57%, 4/27/2023	5,171,938
3,925,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	3,875,862
5,740,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	5,089,889
5,250,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	5,380,174
5,346,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	4,957,244
3,900,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	4,186,417
	TOTAL	74,471,088

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—0.9%
$4,950,000		American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	$4,969,140
5,000,000		American Honda Finance Corp., Unsecd. Deb., Series MTN, 2.25%, 8/15/2019	4,981,365
10,000,000		Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 1.50%, 7/5/2019	9,892,949
2,400,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	3,390,658
4,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.815%, 11/2/2027	3,604,501
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.134%, 8/4/2025	4,727,264
2,680,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.25%, 9/20/2022	2,660,627
5,540,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	5,404,518
2,790,000		General Motors Co., Sr. Unsecd. Note, 6.75%, 4/1/2046	3,072,585
5,250,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.25%, 3/1/2026	5,425,967
3,400,000		Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	3,356,192
6,300,000		Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.25%, 1/13/2020	6,220,550
7,620,000		Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.65%, 7/13/2022	7,358,417
1,000,000	[1]	Paccar Financial Corp., Sr. Unsecd. Note, Series MTN, 2.914%, (3-month USLIBOR +0.600%), 12/6/2018	1,001,443
2,700,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.70%, 1/11/2023	2,637,474
		TOTAL	68,703,650
		Consumer Cyclical - Gaming—0.0%
250,000		GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	260,237
		Consumer Cyclical - Leisure—0.1%
7,904,192		Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	8,201,476
		Consumer Cyclical - Retailers—1.2%
5,000,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	5,126,774
6,790,000		AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	6,362,011
5,520,000		AutoZone, Inc., Sr. Unsecd. Note, 3.75%, 6/1/2027	5,364,031
7,000,000		CVS Health Corp., 2.75%, 12/1/2022	6,753,986
377,884		CVS Health Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	388,316
1,750,000		CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	1,738,771
2,500,000		CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	2,298,848
5,035,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	4,978,609
2,430,000		CVS Health Corp., Sr. Unsecd. Note, 4.30%, 3/25/2028	2,416,364
8,110,000		CVS Health Corp., Sr. Unsecd. Note, 5.05%, 3/25/2048	8,250,448
1,760,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	1,802,864
4,670,000		Dollar General Corp., Sr. Unsecd. Note, 4.15%, 11/1/2025	4,728,925
4,080,000		Dollar Tree, Inc., Sr. Unsecd. Note, 3.70%, 5/15/2023	4,053,858
2,300,000		Home Depot, Inc., Sr. Unsecd. Note, 2.80%, 9/14/2027	2,171,402
12,000,000		Home Depot, Inc., Sr. Unsecd. Note, 3.75%, 2/15/2024	12,289,287
2,540,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	2,629,458
2,370,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.55%, 3/15/2026	2,280,411
6,150,000		Tiffany & Co., Sr. Unsecd. Note, 3.80%, 10/1/2024	6,166,523
8,345,000		Under Armour, Inc., Sr. Unsecd. Note, 3.25%, 6/15/2026	7,477,011
10,400,000		WalMart, Inc., 2.55%, 4/11/2023	10,151,944
		TOTAL	97,429,841
		Consumer Cyclical - Services—0.7%
10,000,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.60%, 11/28/2024	9,903,825
5,130,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.15%, 8/22/2027	4,960,167
5,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	4,952,198
2,100,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,650,415
6,700,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 3.70%, 4/1/2027	6,646,658
11,250,000		IHS Markit Ltd., Sr. Unsecd. Note, 4.75%, 8/1/2028	11,349,338

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Services—continued
$2,340,000	University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	$2,829,217
4,420,000	Visa, Inc., Sr. Unsecd. Note, 2.75%, 9/15/2027	4,162,161
3,300,000	Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	3,233,841
	TOTAL	50,687,820
	Consumer Non-Cyclical - Food/Beverage—1.9%
15,600,000	Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	15,275,315
6,000,000	Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/2046	6,120,508
3,375,000	Bacardi Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 7/15/2026	2,967,561
1,000,000	Coca-Cola Company, Sr. Unsecd. Note, 3.30%, 9/1/2021	1,012,061
2,138,000	Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	2,134,187
7,000,000	Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	7,076,964
7,030,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/2/2026	6,514,426
5,160,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.50%, 10/1/2026	4,840,695
2,930,000	General Mills, Inc., Sr. Unsecd. Note, 4.55%, 4/17/2038	2,879,515
1,610,000	General Mills, Inc., Sr. Unsecd. Note, 4.70%, 4/17/2048	1,577,919
3,250,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	3,214,810
8,100,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	8,284,937
6,740,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.50%, 1/29/2028	6,516,859
2,810,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 4.35%, 3/29/2047	2,833,580
10,100,000	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	9,900,750
9,690,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	8,499,421
2,845,000	Maple Escrow Subsidiary, Sr. Unsecd. Note, Series 144A, 4.057%, 5/25/2023	2,864,065
3,140,000	Maple Escrow Subsidiary, Sr. Unsecd. Note, Series 144A, 4.417%, 5/25/2025	3,184,251
11,000,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.40%, 8/15/2027	10,561,242
5,000,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.60%, 6/1/2044	5,200,112
3,170,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 3.00%, 7/15/2026	2,916,872
10,000,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 4.20%, 7/15/2046	8,923,965
6,945,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	6,652,696
6,100,000	PepsiCo, Inc., 2.75%, 4/30/2025	5,898,440
2,000,000	PepsiCo, Inc., Sr. Unsecd. Note, 1.85%, 4/30/2020	1,970,182
150,000	Ralston Purina Co., Deb., 7.875%, 6/15/2025	180,937
200,000	Ralston Purina Co., Deb., 8.125%, 2/1/2023	232,848
9,759,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 2/1/2027	9,235,266
1,450,000	Tyson Foods, Inc., 5.15%, 8/15/2044	1,489,815
1,970,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.55%, 6/2/2027	1,872,564
	TOTAL	150,832,763
	Consumer Non-Cyclical - Health Care—0.1%
3,035,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	2,988,917
4,750,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	4,770,641
1,690,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,665,912
	TOTAL	9,425,470
	Consumer Non-Cyclical - Pharmaceuticals—1.2%
9,050,000	Abbott Laboratories, Sr. Unsecd. Note, 3.75%, 11/30/2026	8,988,502
4,050,000	Abbott Laboratories, Sr. Unsecd. Note, 4.90%, 11/30/2046	4,417,977
2,000,000	Amgen, Inc., Sr. Unsecd. Note, 3.625%, 5/22/2024	2,013,316
7,410,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	7,152,556
7,000,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	6,594,987
5,050,000	Bayer US Finance II LLC, Sr. Unsecd. Note, Series 144A, 3.875%, 12/15/2023	5,055,292
5,250,000	Bayer US Finance II LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 12/15/2025	5,265,778

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$2,455,000		Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 3.375%, 10/8/2024	$2,357,224
6,170,000		Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	6,122,921
7,120,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	7,353,484
3,425,000		Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	3,380,315
9,100,000		Celgene Corp., Sr. Unsecd. Note, 3.90%, 2/20/2028	8,871,941
3,000,000		Celgene Corp., Sr. Unsecd. Note, 4.35%, 11/15/2047	2,750,318
2,475,000		Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	2,462,664
6,000,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.70%, 4/1/2024	6,043,072
1,000,000		Johnson & Johnson, 5.95%, 8/15/2037	1,276,037
500,000		Merck & Co., Inc., Sr. Unsecd. Note, 5.00%, 6/30/2019	509,774
1,900,000		Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.40%, 9/23/2021	1,837,319
10,560,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	8,767,573
7,000,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 4.10%, 10/1/2046	5,161,814
		TOTAL	96,382,864
		Consumer Non-Cyclical - Products—0.2%
3,060,000		Church and Dwight, Inc., Sr. Unsecd. Note, 3.15%, 8/1/2027	2,875,838
3,740,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	4,116,923
500,000		Procter & Gamble Co., 2.30%, 2/6/2022	489,304
5,630,000		Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, Series 144A, 3.00%, 6/26/2027	5,275,731
		TOTAL	12,757,796
		Consumer Non-Cyclical - Supermarkets—0.1%
3,000,000		Kroger Co., Bond, 6.90%, 4/15/2038	3,611,967
7,800,000		Kroger Co., Sr. Unsecd. Note, 4.45%, 2/1/2047	7,282,558
		TOTAL	10,894,525
		Consumer Non-Cyclical - Tobacco—0.2%
1,939,000		Altria Group, Inc., 9.25%, 8/6/2019	2,051,595
5,335,000		Reynolds American, Inc., Sr. Unsecd. Note, 4.45%, 6/12/2025	5,415,218
5,450,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.85%, 8/15/2045	5,961,484
		TOTAL	13,428,297
		Energy - Independent—0.7%
9,610,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.55%, 3/15/2026	10,342,405
3,930,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	3,892,172
12,630,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	12,563,012
12,625,000		Cimarex Energy Co., Sr. Unsecd. Note, 3.90%, 5/15/2027	12,146,062
1,480,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	1,511,017
5,000,000		EOG Resources, Inc., Sr. Unsecd. Note, 2.625%, 3/15/2023	4,843,435
7,150,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	7,036,571
4,420,000		Marathon Oil Corp., Sr. Unsecd. Note, 4.40%, 7/15/2027	4,431,392
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	815,653
		TOTAL	57,581,719
		Energy - Integrated—1.1%
2,485,000		BP Capital Markets PLC, 3.119%, 5/4/2026	2,395,874
8,000,000		BP Capital Markets PLC, Company Guarantee, 3.561%, 11/1/2021	8,092,504
1,550,000	[1]	BP Capital Markets PLC, Floating Rate Note—Sr. Note, 2.969%, (3-month USLIBOR +0.630%), 9/26/2018	1,550,823
100,000		BP PLC, Deb., 8.75%, 3/1/2032	144,312
4,030,000		CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	4,911,936
3,400,000		Chevron Corp., Sr. Unsecd. Note, 3.191%, 6/24/2023	3,401,325
4,000,000		Conoco, Inc., 7.25%, 10/15/2031	5,208,751
5,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	5,057,633

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Integrated—continued
$4,000,000	Petro-Canada, Sr. Unsecd. Note, 6.80%, 5/15/2038	$5,139,376
7,800,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	7,343,700
1,400,000	Petroleos Mexicanos, 6.50%, 6/2/2041	1,285,410
14,260,000	Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	14,687,800
5,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 1/23/2045	4,491,850
900,000	Shell International Finance B.V., 4.30%, 9/22/2019	915,751
3,770,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	3,611,648
3,025,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.00%, 5/10/2046	2,976,343
14,000,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.125%, 5/11/2035	14,276,381
	TOTAL	85,491,417
	Energy - Midstream—1.2%
2,220,000	Andeavor Logistics LP, Sr. Unsecd. Note, 4.25%, 12/1/2027	2,193,719
4,000,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.50%, 6/1/2025	4,044,932
2,400,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.80%, 6/1/2045	2,687,342
10,000,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	10,324,176
4,270,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 30Y, 6.00%, 6/15/2048	4,547,840
5,000,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.25%, 2/15/2048	4,721,346
6,250,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.85%, 3/15/2044	6,417,600
1,110,000	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	1,150,256
400,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	415,068
1,650,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,738,472
5,870,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	6,507,202
4,960,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2028	4,925,145
3,220,000	MPLX LP, Sr. Unsecd. Note, 4.00%, 3/15/2028	3,113,274
5,910,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	5,792,021
5,200,000	MPLX LP, Sr. Unsecd. Note, 4.90%, 4/15/2058	4,715,916
8,390,000	ONEOK, Inc., Sr. Unsecd. Note, 4.95%, 7/13/2047	8,405,973
4,710,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.90%, 5/25/2027	4,493,719
3,850,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	3,722,381
2,760,000	Williams Partners LP, 5.25%, 3/15/2020	2,841,158
5,700,000	Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	5,646,653
1,330,000	Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	1,347,688
7,500,000	Williams Partners LP, Sr. Unsecd. Note, 4.85%, 3/1/2048	7,298,610
	TOTAL	97,050,491
	Energy - Oil Field Services—0.3%
1,750,000	Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	1,698,922
9,600,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.00%, 12/21/2025	9,666,055
4,700,000	Schlumberger Investment SA, Sr. Unsecd. Note, 3.65%, 12/1/2023	4,759,490
250,000	Weatherford International Ltd., 5.125%, 9/15/2020	249,375
5,050,000	Weatherford International Ltd., 9.875%, 3/1/2039	4,810,125
2,910,000	Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	2,058,825
	TOTAL	23,242,792
	Energy - Refining—0.2%
10,200,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.75%, 9/15/2044	9,936,427
4,020,000	Valero Energy Corp., 7.50%, 4/15/2032	5,146,302
	TOTAL	15,082,729
	Financial Institution - Banking—5.5%
9,995,000	American Express Co., 2.65%, 12/2/2022	9,680,231
7,210,000	Associated Banc-Corp., Sub. Note, 4.25%, 1/15/2025	7,252,645

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$1,460,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	$1,376,114
6,200,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	6,000,758
3,690,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816, 7/21/2023	3,584,493
7,500,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.30%, 1/11/2023	7,446,344
5,400,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	5,174,146
10,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	9,402,195
8,440,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	8,253,770
1,622,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.00%, 4/1/2024	1,649,148
500,000	Bank of America Corp., Sub. Note, 5.49%, 3/15/2019	506,755
3,500,000	Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	3,446,537
6,840,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	6,753,970
1,740,000	Bank of New York Mellon Corp., Sub. Note, Series MTN, 3.00%, 10/30/2028	1,609,767
10,250,000	Branch Banking & Trust Co., Sub. Note, 3.80%, 10/30/2026	10,253,564
4,200,000	Capital One Bank, Series BKNT, 2.95%, 7/23/2021	4,139,916
2,800,000	Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	2,798,720
2,100,000	Capital One Bank, Sub. Note, 3.375%, 2/15/2023	2,055,805
7,940,000	Citigroup, Inc., 4.125%, 7/25/2028	7,703,823
3,000,000	Citigroup, Inc., Sr. Unsecd. Note, 2.35%, 8/2/2021	2,920,595
3,970,000	Citigroup, Inc., Sr. Unsecd. Note, 2.75%, 4/25/2022	3,872,197
10,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.142%, 1/24/2023	9,864,005
7,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.30%, 4/27/2025	6,774,667
5,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	4,874,478
9,260,000	Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	9,566,386
5,000,000	Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	4,891,828
13,600,000	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	13,637,465
2,850,000	City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	2,960,104
6,770,000	Comerica, Inc., 3.80%, 7/22/2026	6,594,347
2,550,000	Comerica, Inc., Sr. Unsecd. Note, 2.125%, 5/23/2019	2,539,063
6,980,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	6,775,054
500,000	Credit Suisse Group AG, Sub. Note, 5.40%, 1/14/2020	514,249
1,530,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	1,527,973
7,845,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	7,815,782
4,060,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.35%, 11/15/2021	3,938,250
5,750,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.876%, 10/31/2022	5,625,454
2,100,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.905%, 7/24/2023	2,040,224
2,200,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.908%, 6/5/2023	2,141,535
12,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.50%, 11/16/2026	11,436,766
6,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	5,728,855
5,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.75%, 2/25/2026	4,902,692
8,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	7,655,231
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	525,037
1,300,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	1,390,449
2,500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 2/15/2033	2,897,835
2,400,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.262%, 3/13/2023	2,366,751
10,000,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.90%, 5/25/2026	9,846,982
4,680,000	HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	4,877,417
9,500,000	HSBC USA, Inc., Sr. Unsecd. Note, 2.625%, 9/24/2018	9,501,596
4,450,000	HSBC USA, Inc., Sr. Unsecd. Note, 3.50%, 6/23/2024	4,405,211
4,500,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.00%, 5/15/2025	4,531,357

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$8,500,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	$8,479,404
3,500,000		JPMorgan Chase & Co., 3.25%, 9/23/2022	3,481,992
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.30%, 4/1/2026	1,930,378
7,450,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	7,108,291
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.54%, 5/1/2028	9,602,474
9,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	8,805,426
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	10,369,249
4,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	3,937,232
2,550,000		M&T Bank Corp., Sr. Unsecd. Note, 3.55%, 7/26/2023	2,555,176
9,125,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.625%, 9/26/2018	9,127,271
5,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.50%, 5/18/2022	4,852,087
2,185,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.961%, (3-month USLIBOR +0.640%), 12/1/2021	2,180,733
12,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	11,584,090
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	1,562,633
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/28/2021	529,187
2,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 4.801%, (US CPI Urban Consumers YoY NSA +2.000%), 5/17/2023	2,005,000
10,000,000		Morgan Stanley, Sub. Note, 3.95%, 4/23/2027	9,650,083
5,000,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	5,205,503
6,300,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	6,355,758
5,100,000		PNC Bank N.A., Sr. Unsecd. Note, Series 10YR, 3.25%, 1/22/2028	4,921,089
5,000,000		PNC Bank N.A., Sr. Unsecd. Note, Series BKNT, 2.55%, 12/9/2021	4,883,949
2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 6.70%, 6/10/2019	2,060,606
278,791	[2]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	170,467
3,000,000		State Street Corp., Sr. Unsecd. Note, 3.55%, 8/18/2025	3,017,953
3,310,000		SunTrust Bank, Inc., Sub. Note, 3.30%, 5/15/2026	3,156,861
3,850,000		SunTrust Bank, Inc., Sr. Unsecd. Note, 2.90%, 3/3/2021	3,817,292
4,000,000		SunTrust Bank, Inc., Sr. Unsecd. Note, 4.00%, 5/1/2025	4,034,027
500,000		SunTrust Bank, Inc., Sub. Note, 6.00%, 2/15/2026	557,392
8,400,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.00%, 10/23/2026	7,855,137
18,650,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	17,990,523
		TOTAL	429,815,799
		Financial Institution - Broker/Asset Mgr/Exchange—0.7%
7,925,000		Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	8,267,242
2,645,000		FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	3,432,827
6,740,000		FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	7,116,018
2,300,000		FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	2,377,519
2,810,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	2,812,959
3,000,000		Jefferies Group LLC, Sr. Unsecd. Note, 4.85%, 1/15/2027	2,979,599
1,190,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	1,283,215
4,040,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.50%, 7/15/2019	4,229,329
3,580,000		Stifel Financial Corp., 4.25%, 7/18/2024	3,611,838
4,890,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.50%, 12/1/2020	4,883,345
12,000,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	11,958,133
5,085,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/1/2024	5,071,339
		TOTAL	58,023,363
		Financial Institution - Finance Companies—0.4%
1,235,000		Discover Bank, Sub. Note, Series BKNT, 8.70%, 11/18/2019	1,307,698
3,140,000		Discover Financial Services, 5.20%, 4/27/2022	3,267,041
3,975,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	3,964,110

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Finance Companies—continued
$5,000,000	Discover Financial Services, Sr. Unsecd. Note, 4.10%, 2/9/2027	$4,852,868
12,753,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	12,291,795
250,000	International Lease Finance Corp., 5.875%, 8/15/2022	266,561
7,520,000	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	7,776,887
743,000	Susa Partnership LP, Deb., 7.50%, 12/1/2027	903,137
	TOTAL	34,630,097
	Financial Institution - Insurance - Health—0.1%
1,000,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.70%, 7/15/2020	997,434
6,705,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	6,778,863
2,295,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.75%, 7/15/2045	2,487,752
	TOTAL	10,264,049
	Financial Institution - Insurance - Life—1.4%
3,600,000	AXA-UAP, Sub. Note, 8.60%, 12/15/2030	4,689,000
10,000,000	Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	10,094,912
11,000,000	American International Group, Inc., 4.50%, 7/16/2044	10,521,296
2,600,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	2,635,822
2,500,000	American International Group, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2022	2,621,700
7,780,000	Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	10,034,024
2,650,000	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	3,039,783
4,968,000	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	7,843,941
2,200,000	MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	3,393,500
10,000,000	MetLife, Inc., Sr. Unsecd. Note, 4.05%, 3/1/2045	9,445,029
232,000	MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	240,058
11,450,000	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	14,379,420
5,060,000	Pacific Life Insurance Co., Sub. Note, Series 144A, 4.30%, 10/24/2067	4,636,225
3,000,000	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	3,610,019
2,070,000	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	2,791,466
5,450,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2026	5,107,505
2,190,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	2,174,024
8,000,000	Prudential Financial, Inc., Series MTN, 5.10%, 8/15/2043	8,684,727
1,050,000	Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,334,298
430,000	Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	445,541
2,050,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	2,503,935
	TOTAL	110,226,225
	Financial Institution - Insurance - P&C—0.7%
1,000,000	Assured Guaranty US Holding, Inc., 7.00%, 6/1/2034	1,153,954
3,500,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	3,406,607
3,700,000	CNA Financial Corp., Sr. Unsecd. Note, 3.45%, 8/15/2027	3,475,836
7,620,000	CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	7,991,446
4,350,000	Chubb INA Holdings, Inc., 3.35%, 5/3/2026	4,275,491
3,700,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	3,667,491
1,000,000	Cincinnati Financial Corp., 6.92%, 5/15/2028	1,229,709
4,930,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 4.40%, 3/15/2048	4,860,014
2,500,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	3,092,095
3,615,000	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	3,742,761
5,350,000	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	5,566,310
5,000,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	5,089,888
6,600,000	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	10,503,831
	TOTAL	58,055,433

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Apartment—0.5%
$12,130,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.35%, 5/15/2027	$11,809,513
3,745,000	Mid-America Apartment Communities LP, 4.00%, 11/15/2025	3,735,680
5,100,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	5,053,891
3,910,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	3,868,651
2,100,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	2,163,458
9,900,000	UDR, Inc., Series MTN, 3.75%, 7/1/2024	9,835,367
2,100,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.50%, 1/15/2028	2,012,605
	TOTAL	38,479,165
	Financial Institution - REIT - Healthcare—0.5%
3,000,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.00%, 6/1/2025	2,979,176
3,400,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	3,414,379
2,640,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.95%, 1/15/2021	2,716,987
5,350,000	Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	5,579,710
8,260,000	Healthcare Trust of America, 3.70%, 4/15/2023	8,140,764
3,200,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.75%, 7/1/2027	3,049,249
5,000,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.95%, 1/15/2028	4,733,127
3,650,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.30%, 3/15/2027	3,566,235
2,500,000	Welltower, Inc., Sr. Unsecd. Note, 4.25%, 4/1/2026	2,505,140
	TOTAL	36,684,767
	Financial Institution - REIT - Office—0.2%
3,000,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	3,031,616
2,220,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.95%, 1/15/2027	2,167,143
3,000,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	3,097,998
5,330,000	Boston Properties LP, Sr. Unsecd. Note, 3.20%, 1/15/2025	5,141,600
4,000,000	Boston Properties LP, Sr. Unsecd. Note, 3.85%, 2/1/2023	4,042,287
	TOTAL	17,480,644
	Financial Institution - REIT - Other—0.3%
5,000,000	Liberty Property LP, Sr. Unsecd. Note, 4.125%, 6/15/2022	5,106,920
5,000,000	ProLogis LP, Sr. Unsecd. Note, 3.75%, 11/1/2025	5,057,199
4,000,000	ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	4,147,026
10,000,000	WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	10,158,360
	TOTAL	24,469,505
	Financial Institution - REIT - Retail—0.4%
8,810,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.80%, 10/1/2026	7,933,974
1,530,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	1,511,517
3,840,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.80%, 4/1/2027	3,713,313
7,000,000	Regency Centers Corp., Sr. Unsecd. Note, 3.75%, 11/15/2022	6,998,218
3,330,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	3,328,806
3,910,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	3,555,137
2,590,000	Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	2,543,791
	TOTAL	29,584,756
	Municipal Services—0.0%
766,282	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	858,564
1,475,000	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,681,968
	TOTAL	2,540,532
	Sovereign—0.1%
3,900,000	Corp Andina De Fomento, Note, 8.125%, 6/4/2019	4,050,579
1,875,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	1,937,663

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Sovereign—continued
$3,700,000	Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	$4,615,990
	TOTAL	10,604,232
	Technology—1.9%
5,605,000	Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	5,531,602
2,000,000	Apple, Inc., 3.45%, 5/6/2024	2,016,062
7,000,000	Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	6,774,608
7,000,000	Apple, Inc., Sr. Unsecd. Note, 2.90%, 9/12/2027	6,649,747
9,600,000	Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	10,120,294
6,800,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	6,789,815
2,000,000	Cisco Systems, Inc., 3.625%, 3/4/2024	2,044,489
4,000,000	Cisco Systems, Inc., Sr. Unsecd. Note, 2.20%, 2/28/2021	3,934,960
250,000	Corning, Inc., 4.25%, 8/15/2020	254,141
1,950,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 4.42%, 6/15/2021	1,984,347
10,080,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 6.02%, 6/15/2026	10,694,649
4,350,000	Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	4,202,436
3,025,000	Equifax, Inc., Sr. Unsecd. Note, Series FXD, 3.60%, 8/15/2021	3,022,267
8,470,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.60%, 10/15/2020	8,531,486
400,000	IBM Corp., 1.875%, 5/15/2019	398,072
4,850,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	4,797,625
3,485,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.45%, 12/15/2024	3,447,687
6,000,000	Intel Corp., Sr. Unsecd. Note, 3.70%, 7/29/2025	6,085,132
5,630,000	Keysight Technologies, Inc., 4.55%, 10/30/2024	5,739,234
2,546,000	Microsoft Corp., 3.50%, 11/15/2042	2,384,620
2,650,000	Microsoft Corp., Sr. Unsecd. Note, 2.40%, 8/8/2026	2,467,404
2,000,000	Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	1,969,070
7,420,000	Microsoft Corp., Sr. Unsecd. Note, 3.95%, 8/8/2056	7,340,142
4,890,000	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	4,820,215
7,000,000	Oracle Corp., 6.50%, 4/15/2038	9,029,194
5,000,000	Oracle Corp., Sr. Unsecd. Note, 2.50%, 5/15/2022	4,898,242
2,100,000	SAIC, Inc., Company Guarantee, Series 1, 5.95%, 12/1/2040	1,992,475
5,430,000	Total System Services, Inc., Sr. Unsecd. Note, 4.45%, 6/1/2028	5,526,863
1,970,000	Total System Services, Inc., Sr. Unsecd. Note, 4.80%, 4/1/2026	2,039,778
1,750,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,777,928
8,000,000	Verisk Analytics, Inc., Unsecd. Note, 4.00%, 6/15/2025	7,946,864
	TOTAL	145,211,448
	Transportation - Airlines—0.0%
71,964	Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	73,020
	Transportation - Railroads—0.3%
1,898,000	Burlington Northern Santa Fe Corp., 3.05%, 9/1/2022	1,885,754
1,180,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.45%, 9/15/2021	1,188,826
1,368,000	CSX Transportation, Inc., Sr. Unsecd. Note, 9.75%, 6/15/2020	1,514,691
5,000,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.90%, 2/1/2025	4,800,362
1,850,000	Canadian Pacific Railway Co., 7.125%, 10/15/2031	2,345,455
5,925,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2023	5,729,799
4,660,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.70%, 5/1/2048	4,671,226
	TOTAL	22,136,113
	Transportation - Services—0.5%
2,690,000	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	2,788,039
6,325,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	7,040,308

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Transportation - Services—continued
$16,750,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/1/2022	$16,641,585
3,125,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.25%, 9/1/2021	3,022,989
8,000,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.40%, 3/1/2023	7,947,218
2,940,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.45%, 11/15/2021	2,941,885
	TOTAL	40,382,024
	Utility - Electric—2.2%
3,150,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.85%, 10/1/2025	3,156,709
2,960,000	Ameren Corp., Sr. Unsecd. Note, 3.65%, 2/15/2026	2,886,787
2,125,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	2,075,404
3,760,000	Berkshire Hathaway Energy Co., 3.50%, 2/1/2025	3,738,240
1,600,000	Consolidated Edison Co., 4.625%, 12/1/2054	1,659,919
6,120,000	Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	6,253,226
12,020,000	Duke Energy Corp., Sr. Unsecd. Note, 3.75%, 9/1/2046	10,797,393
2,775,000	Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	3,572,241
427,000	Duke Energy Indiana, Inc., Sr. Deb., 6.12%, 10/15/2035	519,826
6,150,000	EDP Finance BV, Sr. Unsecd. Note, Series 144A, 3.625%, 7/15/2024	5,943,483
11,100,000	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 7/22/2067	11,008,425
5,885,000	Electricite de France SA, Note, Series 144A, 5.60%, 1/27/2040	6,546,206
3,940,000	Emera US Finance LP, Sr. Unsecd. Note, 3.55%, 6/15/2026	3,750,430
5,600,000	Emera US Finance LP, Sr. Unsecd. Note, 4.75%, 6/15/2046	5,617,239
3,330,000	Enel Finance International NV, Sr. Unsecd. Note, Series 144A, 4.75%, 5/25/2047	3,198,665
513,000	Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	563,877
6,955,000	EverSource Energy, Sr. Unsecd. Note, Series L, 2.90%, 10/1/2024	6,649,791
7,100,000	Exelon Corp., Sr. Unsecd. Note, 3.95%, 6/15/2025	7,141,580
4,012,000	Exelon Corp., Sr. Unsecd. Note, 4.45%, 4/15/2046	3,969,561
9,760,000	Fortis, Inc., Sr. Unsecd. Note, 3.055%, 10/4/2026	9,030,766
5,400,000	Gulf Power Co., 4.55%, 10/1/2044	5,578,072
1,250,000	Gulf Power Co., Sr. Unsecd. Note, Series 12-A, 3.10%, 5/15/2022	1,238,458
2,960,000	Kansas City Power And Light Co., Sr. Unsecd. Note, 3.65%, 8/15/2025	2,931,700
4,130,000	Kansas City Power And Light Co., Sr. Unsecd. Note, 4.20%, 3/15/2048	4,040,400
1,325,000	MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,594,796
8,040,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.25%, 4/20/2046	8,266,903
4,416,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	4,470,394
4,970,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.55%, 5/1/2027	4,840,660
2,000,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	1,997,782
5,000,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.95%, 3/30/2048	4,629,315
2,685,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	2,661,256
250,000	Northern States Power Co., MN, 7.125%, 7/1/2025	299,930
1,390,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	1,394,937
2,412,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	2,455,885
5,900,000	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	6,118,952
500,000	Public Service Co., 1st Mtg. Bond, 5.125%, 6/1/2019	509,229
500,000	South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	502,753
7,550,000	Southern Co., Sr. Unsecd. Note, 3.25%, 7/1/2026	7,114,491
1,500,000	Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	1,832,009
5,290,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	5,416,195
5,700,000	Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	5,649,118
	TOTAL	171,623,003

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—0.6%
$500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	$598,212
1,290,000		Atmos Energy Corp., 8.50%, 3/15/2019	1,328,578
2,930,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	3,125,382
3,815,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	3,786,118
2,870,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.95%, 9/15/2027	2,690,743
5,680,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	5,842,396
6,500,000		Sempra Energy, Sr. Unsecd. Note, 3.40%, 2/1/2028	6,120,152
5,300,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	5,209,196
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,373,069
3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	3,092,371
2,380,000		Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	2,394,077
7,490,000		Southern Natural Gas, Sr. Unsecd. Note, Series 144A, 4.80%, 3/15/2047	7,523,142
		TOTAL	43,083,436
		Utility - Natural Gas Distributor—0.0%
1,765,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 3.95%, 10/1/2046	1,612,224
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,590,672,419)	2,583,691,714
		CORPORATE NOTE—0.0%
		Financial Institution - Banking—0.0%
3,000,000	[1]	JPMorgan Chase & Co., Series MTN, 4.872%, (US CPI Urban Consumers YoY NSA +2.000%), 2/25/2021 (IDENTIFIED COST $3,000,000)	3,033,900
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
5,474		FNMA ARM 681769, 3.519%, 1/01/2033	5,706
		Government National Mortgage Association—0.0%
1,665		GNMA2 ARM 80201, 30 Year, 3.625%, 5/20/2028	1,697
497		GNMA2 ARM 8717, 3.125%, 10/20/2025	504
		TOTAL	2,201
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $7,872)	7,907
		ASSET-BACKED SECURITIES—0.4%
		Auto Receivables—0.3%
5,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.42%, 4/18/2023	4,978,876
5,385,000		Drive Auto Receivables Trust 2017-AA, Class C, 2.98%, 1/18/2022	5,385,950
4,000,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.39%, 4/15/2022	4,010,964
5,000,000		Santander Drive Auto Receivables Trust 2017-1, Class D, 3.17%, 4/17/2023	4,973,998
		TOTAL	19,349,788
		Financial Institution - Finance Companies—0.0%
97,627		Countrywide Home Loan, Inc., 2007-J1, Class 2A1, 6.00%, 2/25/2037	69,403
		Other—0.0%
3,017,246	[1]	Chesapeake Funding II LLC 2016-2A, Class A2, 3.063%, (1-month USLIBOR +1.000%), 6/15/2028	3,027,842
		Student Loans—0.1%
3,103,099	[1]	SLMA 2013-B, Class A2B, 3.163%, (1-month USLIBOR +1.100%), 6/17/2030	3,117,628
2,928,231		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.26%, 8/25/2025	2,931,847
2,662,003		Sofi Consumer Loan Program Trust 2017-3, Class A, 2.77%, 5/25/2026	2,644,235
		TOTAL	8,693,710
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $31,282,457)	31,140,743

Principal Amount or Shares		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES—2.5%
	Agency Commercial Mortgage-Backed Securities—0.2%
$11,890,000	FREMF Mortgage Trust 2015-K49, Class B, 3.848%, 10/25/2048	$11,634,030
6,100,000	FREMF Mortgage Trust 2013-K25, Class B, 3.744%, 11/25/2045	6,117,265
	TOTAL	17,751,295
	Commercial Mortgage—2.3%
17,600,000	Bank 2018-BN12, Class A4, 4.211%, 5/15/2061	18,389,731
6,425,000	Bank, Class A4, 3.488%, 11/15/2050	6,333,931
4,359,000	Bank, Class A5, 3.39%, 6/15/2060	4,275,746
8,890,000	Benchmark Mortgage Trust 2018-B1, Class A5, 3.666%, 1/15/2051	8,898,750
29,700,000	Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	30,739,554
2,600,000	CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,440,365
4,100,000	CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	4,061,288
10,800,000	Citigroup Commercial Mortgage Trust 2013-GC11, Class AS, 3.422%, 4/10/2046	10,757,671
10,000,000	Citigroup Commercial Mortgage Trust 2015-GC33, Class AS, 4.114%, 9/10/2058	10,182,212
5,200,000	Commercial Mortgage Trust 2014-LC17, Class B, 4.49%, 10/10/2047	5,337,195
3,800,000	Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	3,769,172
1,500,000	Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A4, 3.276%, 5/10/2049	1,467,867
4,650,000	Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.89%, 8/10/2049	4,418,740
523,000	GS Mortgage Securities Trust 2014-GC24, Class A5, 3.931%, 9/10/2047	536,444
8,030,000	GS Mortgage Securities Trust 2014-GC24, Class B, 4.642%, 9/10/2047	8,178,790
5,500,000	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class AS, 3.532%, 10/15/2048	5,416,138
14,400,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	13,899,789
5,400,000	JPMDB Commercial Mortgage Securities Trust 2017-C5, Class A5, 3.694%, 3/15/2050	5,411,838
9,350,000	Morgan Stanley Capital I Trust 2016-UB12, Class A4, 3.596%, 12/15/2049	9,300,151
4,200,000	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class AS, 3.469%, 4/10/2046	4,202,134
8,000,000	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A4, 4.218%, 7/15/2046	8,298,024
3,342,000	Wells Fargo Commercial Mortgage Trust 2017-C38, Class A5, 3.453%, 7/15/2050	3,285,912
8,000,000	WF-RBS Commercial Mortgage Trust 2014-C25, Class AS, 3.984%, 11/15/2047	8,082,146
	TOTAL	177,683,588
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $199,079,435)	195,434,883
	U.S. TREASURIES—22.3%
	U.S. Treasury Bonds—6.2%
9,897,963	U.S. Treasury Inflation-Protected Bond, 0.75%, 2/15/2045	9,506,682
19,832,960	U.S. Treasury Inflation-Protected Bond, 0.875%, 2/15/2047	19,628,347
25,520,000	United States Treasury Bond, 2.25%, 8/15/2046	21,787,312
34,160,000	United States Treasury Bond, 2.50%, 2/15/2045	30,883,831
31,350,000	United States Treasury Bond, 2.50%, 5/15/2046	28,250,397
30,000,000	United States Treasury Bond, 2.75%, 11/15/2047	28,390,572
119,800,000	United States Treasury Bond, 2.75%, 8/15/2042	114,292,698
40,000,000	United States Treasury Bond, 2.75%, 8/15/2047	37,861,300
9,000,000	United States Treasury Bond, 2.875%, 5/15/2043	8,766,559
2,380,000	United States Treasury Bond, 2.875%, 8/15/2045	2,313,338
52,000,000	United States Treasury Bond, 3.00%, 11/15/2044	51,768,148
37,250,000	United States Treasury Bond, 3.00%, 11/15/2045	37,080,058
2,000,000	United States Treasury Bond, 3.00%, 2/15/2047	1,991,452
1,425,000	United States Treasury Bond, 3.00%, 2/15/2048	1,417,738
2,000,000	United States Treasury Bond, 3.00%, 5/15/2042	1,995,382
10,750,000	United States Treasury Bond, 3.00%, 5/15/2047	10,696,930
39,850,000	United States Treasury Bond, 3.00%, 8/15/2048	39,653,862
27,950,000	United States Treasury Bond, 3.125%, 8/15/2044	28,451,387

Principal Amount or Shares			Value
		U.S. TREASURIES—continued
		U.S. Treasury Bonds—continued
$5,000,000		United States Treasury Bond, 5.25%, 11/15/2028	$6,043,227
4,000,000		United States Treasury Bond, 7.125%, 2/15/2023	4,729,026
		TOTAL	485,508,246
		U.S. Treasury Notes—16.1%
125,697,955		U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/2024	121,722,833
11,247,947	[3]	U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/2026	10,722,642
5,319,250		U.S. Treasury Inflation-Protected Note, 0.250%, 1/15/2025	5,149,975
157,087,200		U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2027	151,992,972
79,985,799		U.S. Treasury Inflation-Protected Note, 0.500%, 1/15/2028	77,734,391
900,000		United States Treasury Note, 1.00%, 10/15/2019	885,100
163,250,000		United States Treasury Note, 1.125%, 2/28/2021	157,183,467
90,000,000		United States Treasury Note, 1.125%, 8/31/2021	85,937,310
11,250,000		United States Treasury Note, 1.375%, 3/31/2020	11,039,053
4,590,000		United States Treasury Note, 1.375%, 9/30/2020	4,472,663
500,000		United States Treasury Note, 1.50%, 1/31/2022	480,153
7,340,000		United States Treasury Note, 1.625%, 2/15/2026	6,754,464
4,300,000		United States Treasury Note, 1.625%, 7/31/2020	4,219,578
5,900,000		United States Treasury Note, 1.625%, 8/31/2022	5,654,935
17,200,000		United States Treasury Note, 1.75%, 1/31/2023	16,501,474
9,400,000		United States Treasury Note, 1.75%, 10/31/2020	9,222,303
5,500,000		United States Treasury Note, 1.75%, 5/31/2022	5,307,796
2,360,000		United States Treasury Note, 1.75%, 9/30/2022	2,271,070
45,280,000		United States Treasury Note, 1.875%, 2/28/2022	44,001,039
43,000,000		United States Treasury Note, 1.875%, 3/31/2022	41,752,093
18,700,000		United States Treasury Note, 2.00%, 11/30/2020	18,431,646
18,400,000		United States Treasury Note, 2.00%, 11/30/2022	17,861,176
59,250,000		United States Treasury Note, 2.00%, 2/15/2023	57,435,469
12,980,000		United States Treasury Note, 2.00%, 4/30/2024	12,457,251
4,350,000		United States Treasury Note, 2.00%, 8/15/2025	4,127,855
10,000,000		United States Treasury Note, 2.125%, 3/31/2024	9,669,141
18,655,000		United States Treasury Note, 2.125%, 8/31/2020	18,471,868
11,000,000		United States Treasury Note, 2.125%, 9/30/2024	10,595,234
1,065,000		United States Treasury Note, 2.25%, 11/15/2025	1,026,019
43,000,000		United States Treasury Note, 2.375%, 1/31/2023	42,359,481
4,150,000		United States Treasury Note, 2.375%, 3/15/2021	4,119,182
15,840,000		United States Treasury Note, 2.375%, 8/15/2024	15,485,251
28,500,000		United States Treasury Note, 2.50%, 1/31/2025	28,012,012
1,800,000		United States Treasury Note, 2.50%, 5/15/2024	1,774,078
27,000,000		United States Treasury Note, 2.625%, 3/31/2025	26,718,749
10,000,000		United States Treasury Note, 2.625%, 7/15/2021	9,980,124
4,500,000		United States Treasury Note, 2.625%, 7/31/2020	4,498,798
8,300,000		United States Treasury Note, 2.75%, 2/15/2028	8,217,022
27,450,000		United States Treasury Note, 2.75%, 4/30/2023	27,463,225
45,800,000		United States Treasury Note, 2.75%, 7/31/2023	45,823,853
32,000,000		United States Treasury Note, 2.75%, 8/15/2021	32,051,251
4,700,000		United States Treasury Note, 2.75%, 8/31/2025	4,679,621
19,350,000		United States Treasury Note, 2.875%, 5/15/2028	19,351,484
38,050,000		United States Treasury Note, 2.875%, 7/31/2025	38,218,946

Principal Amount or Shares			Value
		U.S. TREASURIES—continued
		U.S. Treasury Notes—continued
$38,980,000	[4]	United States Treasury Note, 2.875%, 8/15/2028	$39,013,499
		TOTAL	1,260,847,546
		TOTAL U.S. TREASURIES (IDENTIFIED COST $1,770,515,712)	1,746,355,792
		MORTGAGE-BACKED SECURITIES—0.2%
		Federal Home Loan Mortgage Corporation—0.0%
6,784		Federal Home Loan Mortgage Corp., Pool A53146, 5.50%, 10/1/2036	7,387
55,377		Federal Home Loan Mortgage Corp., Pool A53527, 5.50%, 10/1/2036	60,170
12,428		Federal Home Loan Mortgage Corp., Pool G02562, 6.00%, 1/1/2037	13,787
29,659		Federal Home Loan Mortgage Corp., Pool G12608, 5.00%, 4/1/2022	30,412
16,869		Federal Home Loan Mortgage Corp., Pool G13122, 5.00%, 4/1/2023	17,423
37,207		Federal Home Loan Mortgage Corp., Pool J03185, 5.50%, 8/1/2021	38,260
83,248		Federal Home Loan Mortgage Corp., Pool J05518, 5.50%, 9/1/2022	85,974
65,072		Federal Home Loan Mortgage Corp., Pool J08160, 5.00%, 12/1/2022	66,864
48,926		Federal Home Loan Mortgage Corp., Pool J09593, 4.50%, 5/1/2024	50,281
		TOTAL	370,558
		Federal National Mortgage Association—0.2%
6,630		Federal National Mortgage Association, Pool 252717, 7.50%, 9/1/2029	7,500
3,733		Federal National Mortgage Association, Pool 253299, 7.00%, 4/1/2020	3,836
106,996		Federal National Mortgage Association, Pool 255767, 5.50%, 6/1/2025	114,711
37,879		Federal National Mortgage Association, Pool 256233, 6.00%, 5/1/2036	41,868
28,429		Federal National Mortgage Association, Pool 257306, 5.50%, 8/1/2038	31,012
38,498		Federal National Mortgage Association, Pool 620613, 6.50%, 1/1/2032	42,827
29,779		Federal National Mortgage Association, Pool 725948, 5.50%, 10/1/2034	32,454
98,523		Federal National Mortgage Association, Pool 735744, 6.00%, 8/1/2035	109,052
1,519		Federal National Mortgage Association, Pool 750440, 5.00%, 12/1/2018	1,519
14,866		Federal National Mortgage Association, Pool 840859, 5.50%, 1/1/2036	16,210
20,727		Federal National Mortgage Association, Pool 852523, 5.50%, 2/1/2036	22,566
27,935		Federal National Mortgage Association, Pool 871234, 5.50%, 4/1/2036	30,366
7,683		Federal National Mortgage Association, Pool 892563, 6.00%, 7/1/2036	8,465
21,720		Federal National Mortgage Association, Pool 905427, 5.00%, 11/1/2021	22,228
24,567		Federal National Mortgage Association, Pool 906224, 5.50%, 1/1/2037	26,751
121,275		Federal National Mortgage Association, Pool 934898, 4.50%, 7/1/2024	124,558
71,172		Federal National Mortgage Association, Pool 962914, 5.00%, 5/1/2038	76,111
1,243,876		Federal National Mortgage Association, Pool AB3546, 4.00%, 9/1/2031	1,279,864
9,582,739		Federal National Mortgage Association, Pool BH5387, 4.00%, 9/1/2047	9,764,915
649,077		Federal National Mortgage Association, Pool MA0695, 4.00%, 4/1/2031	667,857
		TOTAL	12,424,670
		Government National Mortgage Association—0.0%
4,629		Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	4,994
2,656		Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	2,923
2,800		Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	3,118
6,044		Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	6,659
5,360		Government National Mortgage Association, Pool 2698, 5.50%, 1/20/2029	5,711
8,305		Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	9,150
2,785		Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	3,124
620		Government National Mortgage Association, Pool 2853, 7.50%, 12/20/2029	705
527		Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	588
8,771		Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	9,829
4,785		Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	5,378

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$5,124	Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	$5,766
38,450	Government National Mortgage Association, Pool 3320, 5.50%, 12/20/2032	41,368
27,421	Government National Mortgage Association, Pool 3333, 5.50%, 1/20/2033	29,501
8,770	Government National Mortgage Association, Pool 3375, 5.50%, 4/20/2033	9,441
41,842	Government National Mortgage Association, Pool 3390, 5.50%, 5/20/2033	45,052
49,584	Government National Mortgage Association, Pool 3403, 5.50%, 6/20/2033	53,397
26,390	Government National Mortgage Association, Pool 345128, 6.50%, 1/15/2024	28,144
57,324	Government National Mortgage Association, Pool 3458, 5.00%, 10/20/2033	61,033
23,637	Government National Mortgage Association, Pool 3499, 5.00%, 1/20/2034	25,169
22,792	Government National Mortgage Association, Pool 3556, 5.50%, 5/20/2034	24,586
52,169	Government National Mortgage Association, Pool 3623, 5.00%, 10/20/2034	55,655
14,610	Government National Mortgage Association, Pool 372962, 7.00%, 3/15/2024	15,775
8,080	Government National Mortgage Association, Pool 373015, 8.00%, 6/15/2024	8,901
7,103	Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	7,928
263	Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	296
338	Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	376
1,900	Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	2,128
54	Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	62
71,428	Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	78,746
1,457	Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	1,626
862	Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	928
11,675	Government National Mortgage Association, Pool 510534, 7.50%, 10/15/2029	13,303
42,217	Government National Mortgage Association, Pool 510559, 7.00%, 10/15/2029	47,734
18,804	Government National Mortgage Association, Pool 520429, 4.50%, 2/15/2020	18,954
3,050	Government National Mortgage Association, Pool 541578, 5.00%, 6/15/2033	3,252
5,365	Government National Mortgage Association, Pool 544007, 6.50%, 3/15/2031	6,016
146,781	Government National Mortgage Association, Pool 561082, 6.50%, 7/15/2031	165,508
237	Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	264
1,525	Government National Mortgage Association, Pool 591976, 5.00%, 4/15/2033	1,625
10,986	Government National Mortgage Association, Pool 603010, 5.00%, 6/15/2033	11,705
61	Government National Mortgage Association, Pool 603145, 5.00%, 10/15/2018	61
20,877	Government National Mortgage Association, Pool 605775, 6.00%, 11/15/2034	23,181
31,954	Government National Mortgage Association, Pool 605777, 6.00%, 12/15/2034	35,326
788	Government National Mortgage Association, Pool 612418, 5.00%, 1/15/2019	790
55,186	Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	57,840
33,263	Government National Mortgage Association, Pool 619387, 6.00%, 9/15/2034	37,070
1,397	Government National Mortgage Association, Pool 626460, 5.00%, 1/15/2019	1,398
2,964	Government National Mortgage Association, Pool 633711, 6.00%, 9/15/2034	3,300
46,970	Government National Mortgage Association, Pool 643816, 6.00%, 7/15/2025	50,086
549,178	Government National Mortgage Association, Pool 644568, 5.50%, 8/15/2035	598,119
87,037	Government National Mortgage Association, Pool 650708, 5.50%, 1/15/2036	94,891
112,800	Government National Mortgage Association, Pool 652534, 5.50%, 4/15/2036	122,926
90,580	Government National Mortgage Association, Pool 680110, 5.00%, 4/15/2038	97,126
39,344	Government National Mortgage Association, Pool 683937, 6.00%, 2/15/2023	41,119
118,141	Government National Mortgage Association, Pool 689593, 6.00%, 7/15/2023	123,628
10,028	Government National Mortgage Association, Pool 704189, 5.50%, 1/15/2039	10,981
15,941	Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	17,565

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$14,914		Government National Mortgage Association, Pool 782604, 5.50%, 3/15/2039	$16,365
		TOTAL	2,148,190
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $14,869,434)	14,943,418
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.1%
		Commercial Mortgage—0.0%
29,765		TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.481%, 8/15/2039	29,907
		Federal Home Loan Mortgage Corporation—0.0%
939,563		Federal Home Loan Mortgage Corp. REMIC 2780 TG, 5.00%, 4/15/2034	1,005,439
66,677		Federal Home Loan Mortgage Corp. REMIC 2922 QE, 5.00%, 5/15/2034	67,254
157,247		Federal Home Loan Mortgage Corp. REMIC 3051 MY, 5.50%, 10/15/2025	164,957
771,817		Federal Home Loan Mortgage Corp. REMIC 3113 QE, 5.00%, 2/15/2036	825,506
		TOTAL	2,063,156
		Federal National Mortgage Association—0.0%
97		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	99
464		Federal National Mortgage Association REMIC 2003-112 AN, 4.00%, 11/25/2018	463
2,000,000		Federal National Mortgage Association REMIC 2004-96 QD, 5.50%, 12/25/2034	2,209,711
		TOTAL	2,210,273
		Government National Mortgage Association—0.1%
2,461,491		Government National Mortgage Association REMIC 2004-11 QG, 5.00%, 2/16/2034	2,612,988
122,923		Government National Mortgage Association REMIC 2004-27 PC, 5.50%, 3/20/2034	124,455
		TOTAL	2,737,443
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,236,676)	7,040,779
	[5]	REPURCHASE AGREEMENT—0.5%
39,823,875		Interest in $898,000,000 joint repurchase agreement 1.97%, dated 8/31/2018 under which Bank of America, N.A. will repurchase securities provided as collateral for $898,196,562 on 9/4/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were government securities with various maturities to 6/20/2046 and the market value of those underlying securities was $916,160,494 (IDENTIFIED COST $39,823,875)	39,823,875
		INVESTMENT COMPANIES—40.7%
34,843,228		Emerging Markets Core Fund	326,829,480
15,905,371		Federated Bank Loan Core Fund	159,848,979
33,643,578		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.09%[6]	33,650,306
192,667,897		Federated Mortgage Core Portfolio	1,841,905,098
41,193,441		Federated Project and Trade Finance Core Fund	374,036,444
72,547,620		High Yield Bond Portfolio	453,422,624
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $3,191,794,006)	3,189,692,931
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $7,871,041,417)	7,838,111,624
		OTHER ASSETS AND LIABILITIES - NET—0.0%[7]	(2,380,398)
		TOTAL NET ASSETS—100%	$7,835,731,226

At August 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[8]United States Treasury Note 2-Year Long Futures	3,250	$686,917,972	December 2018	$147,043
[8]United States Treasury Note 5-Year Long Futures	1,945	$220,559,962	December 2018	$(125,937)
[8]United States Treasury Note 10-Year Short Futures	3,200	$384,850,000	December 2018	$(76,214)
[8]United States Treasury Note 10-Year Ultra Short Futures	1,850	$236,886,719	December 2018	$487,244
[8]United States Treasury Bond Ultra Short Futures	1,400	$223,037,500	December 2018	$1,396,850
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,828,986
The average notional value of long and short futures contracts held by the Fund throughout the period was $958,780,196 and $949,401,127, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2018, the Fund had the following outstanding foreign exchange contracts:
Settlement Date		Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/24/2018	Bank of America N.A.	7,046,377 AUD	$5,150,000	$(84,503)
9/24/2018	Bank of America N.A.	8,025,707 CAD	$6,143,000	$9,273
9/24/2018	Morgan Stanley Capital Services, Inc.	282,299,640 MXN	$14,650,000	$80,701
9/24/2018	Bank of America N.A.	141,248,383 NOK	$16,700,000	$155,897
9/24/2018	Bank of America N.A.	7,554,810 NZD	$5,000,000	$(1,776)
9/24/2018	Bank of America N.A.	141,767,481 SEK	$15,475,000	$49,521
Contracts Sold:
9/25/2018	Barclays Bank PLC Wholesale	1,830,570,750 JPY	$16,570,000	71,965
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$281,078
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $2,796,161 and $2,864,849, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $41,840,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period. As of August 31, 2018, the Fund had no outstanding credit default swaps.
The average market value of purchased call and put options held by the Fund throughout the period was $152,951 and $118,661, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period. As of August 31, 2018, the Fund had no outstanding purchased options.
The average market value of written call and put options held by the Fund throughout the period was $166,406 and $379,266, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period. As of August 31, 2018, the Fund had no outstanding written options.
Net Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”

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Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2018, were as follows:
	Balance of Shares Held 11/30/2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 8/31/2018
Emerging Markets Core Fund	29,466,008	7,597,896	(2,220,676)	34,843,228
Federated Bank Loan Core Fund	12,842,954	3,062,417	—	15,905,371
Federated Institutional Prime Value Obligations Fund, Institutional Shares	150,230,830	1,148,353,798	(1,264,941,050)	33,643,578
Federated Mortgage Core Portfolio	134,247,165	64,424,873	(6,004,141)	192,667,897
Federated Project and Trade Finance Core Fund	39,487,217	1,706,224	—	41,193,441
High Yield Bond Portfolio	78,868,512	2,830,673	(9,151,565)	72,547,620
TOTAL OF AFFILIATED TRANSACTIONS	445,142,686	1,227,975,881	(1,282,317,432)	390,801,135

Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income	Gain Distributions Received
$326,829,480	$(23,251,086)	$(1,554,378)	$13,252,053	$346,967
$159,848,979	$(597,682)	$—	$6,064,683	$—
$33,650,306	$5,399	$1,267	$953,081	$—
$1,841,905,098	$(32,253,735)	$(1,320,911)	$37,158,289	$—
$374,036,444	$(779,909)	$—	$12,482,680	$—
$453,422,624	$(11,583,179)	$148,641	$21,666,480	$—
$3,189,692,931	$(68,460,192)	$(2,725,381)	$91,577,266	$346,967
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors").
3	All or a portion of these securities are pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
5	All or a portion of this security is held as collateral for securities lending.

Market Value of Securities on Loan	Market Value of Collateral
$38,996,095	$39,823,875
6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1--quoted prices in active markets for identical securities.
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Agency Risk Transfer Securities	$—	$26,945,682	$—	$26,945,682
Corporate Bonds	—	2,583,521,247	170,467	2,583,691,714
Corporate Note	—	3,033,900	—	3,033,900
Adjustable Rate Mortgages	—	7,907	—	7,907
Asset-Backed Securities	—	31,140,743	—	31,140,743
Commercial Mortgage-Backed Securities	—	195,434,883	—	195,434,883
U.S. Treasuries	—	1,746,355,792	—	1,746,355,792
Mortgage-Backed Securities	—	14,943,418	—	14,943,418
Collateralized Mortgage Obligations	—	7,040,779	—	7,040,779
Repurchase Agreement	39,823,875	—	—	39,823,875
Investment Companies[1]	33,650,306	—	—	3,189,692,931
TOTAL SECURITIES	$73,474,181	$4,608,424,351	$170,467	$7,838,111,624
Other Financial Instruments
Assets
Futures Contracts	$2,031,137	$—		$$2,031,137
Foreign Exchange Contracts	—	367,357	—	367,357
Liabilities
Futures Contracts	$(202,151)	$—	$—	$(202,151)
Foreign Exchange Contracts	—	(86,279)	—	(86,279)
TOTAL OTHER FINANCIAL INSTRUMENTS	$1,828,986	$281,078	$—	$2,110,064
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $3,156,042,625 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronyms are used throughout this portfolio:
ARM	--Adjustable Rate Mortgage
AUD	--Australian Dollar
BKNT	--Bank Notes
CAD	--Canadian Dollar
FNMA	--Federal National Mortgage Association
FREMF	--Freddie Mac Multifamily K-Deals
GNMA	--Government National Mortgage Association
GMTN	--Global Medium Term Note
JPY	--Japanese Yen
LIBOR	--London Interbank Offered Rate
MTN	--Medium Term Note
MXN	--Mexican Peso
NOK	--Norwegian Krone
NZD	--New Zealand Dollar
REIT	--Real Estate Investment Trust
REMIC	--Real Estate Mortgage Investment Conduit
SEK	--Swedish Krona
See Notes which are an integral part of the Financial Statements

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2018